Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-Based Compensation
Note 10. Share-Based Compensation
Share Options
A summary of share option activity under the 2016 Plan for the six months ended June 30, 2023 is set forth below:

	Number of Share Options Outstanding	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2022	1,768,205	9.01	$10,306	$3.58
Granted	48,214			$9.11
Exercised	(25,307)			$5.82
Canceled	(47,377)			$3.36

Outstanding at June 30, 2023	1,743,735	8.53	$9,347	$3.81

Exercisable at June 30, 2023	1,121,578	8.14	$6,550	$3.58

Restricted Stock Units
At June 30, 2023 and December 31, 2022, the Company had 220,424 RSUs unvested with the weighted average grant date fair value of $3.81 per RSU, respectively.
Restricted Share Purchase Agreement
A summary of RSPA activity under the 2016 Plan for the six months ended June 30, 2023 is set forth below:

	Number of RSPA	Weighted Average Grant Date Fair Value per RSPA
Unvested RSPAs at December 31, 2022	3,162,292	$2.46
Granted	—	$—
Vested	(89,292)	$2.46
Forfeited	—	$—

Unvested RSPAs at June 30, 2023	3,073,000	$2.46

On May 26, 2023, the Company approved the forgiveness of certain promissory notes associated with the issuance of RSPAs to executives and directors. The Company also provided bonuses to pay for interest and tax associated with the issuance of these shares in the amount of $0.1 million. The forgiveness of these promissory notes resulted in an immaterial additional stock based compensation expense as of June 30, 2023.
Subsequent to June 30, 2023, and prior to the Company’s direct listing, the Company’s board of directors determined that the remaining vesting requirements applicable to previously granted executive RSPA awards had been satisfied, in connection with the Company’s direct listing. This will result in the recognition of $21.8 million in previously unrecognized stock-based compensation expense during the third quarter of 2023.

Restricted Share Grant Agreement
As of June 30, 2023 and December 31, 2022, there were 3,773,243 RSGA shares outstanding.

Note 13. Share-Based Compensation
On August 15, 2016, the Company’s Board of Directors adopted the Surf Air Global Limited 2016 Equity Incentive Plan (“2016 Plan”).
Under the 2016 Plan, officers, employees, and consultants can be granted incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), restricted stock and restricted stock units (“RSUs”) to acquire the Company’s ordinary shares. The 2016 Plan, as amended through July 15, 2021, is administered by the Board of Directors and permits the issuance of up to an aggregate of 138,620,470 of the Company’s ordinary shares. The Company recorded $12.5 million and $3.2 million in share-based compensation expense for the years ended December 31, 2022, and December 31, 2021, respectively.

If any award under the 2016 Plan expires or lapses or is terminated, surrendered,
or
canceled without having been fully exercised or is forfeited in whole or in part (including as the result of Company repurchased or redeemed shares at or below the original issuance price), the unused shares shall again be available for the grant of awards under the 2016 Plan. Shares issued under the 2016 Plan may consist in whole or in part of authorized, but unissued shares, shares purchased on the open market or treasury shares.
The Company uses the Black-Scholes option valuation model, which was developed for use in estimating the fair value of options. Option valuation models require the input of highly complex and subjective variables including the expected life of options granted and the Company’s expected stock price volatility over a period equal to the expected life of the options.
Share Options
A summary of share option activity under the 2016 Plan for the years ended December 31, 2022 and 2021 is set forth below:

	Number of Share Options Outstanding	Weighted Average Grant Date Fair Value Per Share	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2020	3,824,665		6.72	$205	$0.60
Granted	7,515,074		9.71		$0.06
Exercised	(10,000)	$0.04			$0.06
Canceled	(522,948)	$0.37			$0.64

Outstanding at December 31, 2021	10,806,791		8.48	$0	$0.22
Granted	29,322,949		9.57		$0.14
Exercised	(171,730)	$0.05			$0.06
Canceled	(349,984)	$0.04			$0.06

Outstanding at December 31, 2022	39,608,026		9.01	$10,306	$0.16

	Number of Share Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Term (in years)
Exercisable at December 31, 2022	15,112,601	$0.07	$5,418	8.86
As of December 31, 2022, unrecognized compensation expense related to the unvested portion of the Company’s share options was approximately $6.4 million with a weighted-average remaining vesting period of approximately 2.72 years.

The assumptions used to estimate the fair value of share options granted during the years ended December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Risk-free interest rate	2.42% – 4.02%	0.79% – 1.49%
Expected term (in years)	5.80	5.0 – 6.08
Dividend yield	—	—
Expected volatility	116% – 238%	89% – 113%
Restricted Stock Units
At December 31, 2022 and 2021, the Company had 4,937,535 RSU’s unvested with the
weighted average grant date fair value of $0.17 per RSU, respectively.
As of December 31, 2022 and 2021, the Company has two separate types of granted and unvested RSUs, one with a combined service and performance condition (“RSU SPLE”) and one with only a performance condition (“RSU LE”). Both award types contain a performance condition involving the satisfaction of a pre-determined
liquidity event, which includes (1) change in control or (2) becoming a publicly listed company. The RSU SPLE awards contains a service-based vesting condition whereby the service condition either vests monthly over a one-year
period, or vests quarterly over a three-year period after a
one-year
cliff vest period, which has been fully satisfied as of December 31, 2022.
Share-based compensation expense is recognized only for the RSU SPLE awards that are expected to meet both the service and performance conditions, and only for the RSU LE awards that meet the required performance condition. As of December 31, 2022 and 2021, achievement of the performance condition was not probable, resulting in unrecognized shared-based compensation expense for all RSUs of $0.8 million, all of which would have vested immediately, if the performance condition had been satisfied on December 31, 2022.
Restricted Share Purchase Agreement
A summary of RSPA activity under the 2016 Plan for the years ended December 31, 2022 and 2021 is set forth below:

	Number of RSPA	Weighted Average Grant Date Fair Value per RSPA
Unvested RSPAs at December 31, 2020	76,013,708	$0.33
Granted	32,344,494	$0.09
Vested	(32,332,988)	$0.07
Forfeited	(335,537)	$0.08

Unvested RSPAs at December 31, 2021	75,689,677	$0.10
Granted	16,815,000	$0.19
Vested	(15,486,652)	$0.06
Forfeited	(6,182,259)	$0.10

Unvested RSPAs at December 31, 2022	70,835,766	$0.11

Some RSPAs were issued for cash while others were issued for promissory notes. As of
December 31, 2022, the unrecognized compensation expense related to the unvested portion of the Company’s RSPAs issued for promissory notes, excluding executive award as disclosed below, was $0.09 million, which is expected to be recognized over a weighted average period less than 1 year. The executed promissory note creates an option for the RSPA holder, since they will repay the loan when the exercise price is lower than the ordinary share fair value. The promissory note contains prepayment features and therefore can be repaid at any time. The maturity date is five years from the grant date. The grant date fair value is based on the terms of the promissory note, since the promissory notes creates the option. The related expense is recorded over the service vesting terms of the restricted shares.
During 2020, an executive received an award of RSPA’s for a promissory note which included three tranches. The first tranche vest based on service conditions only, and vest ratably over each continuous month of service. The second tranche becomes subject to service vesting after a performance condition is met. Subject to the performance vesting conditions, the awards will vest ratably for each continuous month of service. The third tranche vest immediately upon satisfaction of performance conditions and market conditions such as the Company achieving a certain valuation prior to an IPO. For these awards, the repurchase option terminates upon vesting (either immediately or over a service vesting term). However, if the participant is terminated within 12 months of a liquidation event (excluding termination for cause), then the awards vest in full. As of December 31, 2022, the unrecognized compensation expense related to the unvested portion of the Company’s executive RSPAs was $25.0 million.
The Company recognizes share compensation expense on the executive’s RSPAs in the first and second tranche, ratably over each month of continuous service after July 1, 2020. No share compensation expense is recorded related to the executive’s RSPAs for the third tranche, as it is not probable for the performance condition to be met as of December 31, 2022. No share compensation expense will be recorded for this tranche until the performance condition triggers become probable.
The RSPAs issued for cash contain service vesting conditions. The grant date fair value of the RSPAs is the same as the ordinary share fair value at the grant date. As the grantees paid cash for the RSPAs, they are considered prepaid shares. Should a grantee’s service be terminated, any unvested shares would be repurchased by the Company and the Company would have to return the original cash payment to the grantee for the unvested share portion, thereby creating a liability.
As of December 31, 2022, the unrecognized compensation expense related to the unvested portion of the Company’s RSPAs issued for cash was $0.01 million, which is expected to be recognized over a weighted average period of less than 1 year.
The assumptions used to estimate the fair value of RSPAs granted during the years ended December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Risk-free interest rate	2.42%	0.97%
Expected term (in years)	5.00	5.00
Dividend yield	—	—
Expected volatility	217.57%	152.00%

Restricted Share Grant Agreement
A summary of RSGA activity under the 2016 Plan for the years ended December 31, 2022 and 2021 is set forth below:

	Number of Restricted Share Grant Agreement	Weighted Average Grant Date Fair Value per RSGA
RSGAs at December 31, 2020	—	—
Granted and vested	1,768,500	$0.10
Forfeited	—	—

RSGAs at December 31, 2021	1,768,500	$0.10
Granted and vested	82,762,666	$0.09
Forfeited	(10,000)	$0.06

RSGAs at December 31, 2022	84,521,166	$0.09

The Company granted 82,762,666 and 1,768,500 fully-vested shares of RSGAs as of December 31, 2022 and 2021, respectively. The grant date fair value is $8.4 million and $0.1 million as of December 31, 2022 and 2021, respectively. These were issued related to provision of employee services and were fully-vested at date of grant. Until such time as the Company exercises the right of
first refusal, the grantee has all the rights of a shareholder with respect to voting, liquidation rights and receipt of dividends.
There are transfer restrictions over the RSGA shares. The shares have not been registered under the Securities Act and may not be sold or transferred unless registered under the SEC laws or with receipt of an exemption therefrom. The employee must also notify the Company of his/her intention to dispose of the shares and the Company maintains a right of first refusal and a market stand-off
right over the shares. The right of first refusal will lapse on the earlier to occur of: (i) the first date on which the ordinary shares are held by at least 2,000 persons, (ii) a determination by the Company’s Board of Directors that a public market exists, and (iii) a firm commitment underwritten public offering of the shares valued at, at least $20.0 million.
There is no Company repurchase option unless the Company exercises its right of first refusal. After delivery of notice to the Company of intended disposition of the shares by the employee, the Company has the option to repurchase the shares from the employee on the same terms indicated on the disposal form.

Southern Airways Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-Based Compensation
Note 12. Stock-Based Compensation
In May 2023, the Company awarded a total of 5,100 shares of
non-forfeitable
restricted common stock (“Restricted Stock”) to various employees and executives of the Company for their continued service to the Company. The Restricted Stock was valued at $118.15 per share and vests immediately upon two conditions:
a)
the closing of a Proposed Acquisition agreement requiring the listing of shares to the public on an exchange, and
b)
recipients of the Restricted Stock grant must remain in continuous employment or service with the Company from the date of grant through the closing of the proposed acquisition (see “
Proposed Acquisition
”). As there is both a required service-based condition and a specific performance condition that must be satisfied for the vesting of these Restricted Stock to occur, no share-based compensation expense was recorded for the six months ended June 30, 2023 in accordance with ASC 718. These shares vested on July 27, 2023 when SAM completed its acquisition of the Company (See Note 17,
Subsequent Events
).

	Number of Restricted Stock	Weighted Average Grant Date Fair Value per RSU
Unvested Restricted Stock at December 31, 2022	43,500	$21.98
Granted	5,100	118.15
Vested	—	—
Forfeited	—	—

Unvested Restricted Stock at June 30, 2023	48,600	$32.07

Note 14. Stock-Based Compensation
On February 22, 2021, the Company awarded a total of 10,020 fully-vested, non-forfeitable,
shares of common stock to various employees and members of the Board of Directors. These common shares were valued at $21.98 per share at the grant date and are subject to appropriate adjustment in the event of any share dividend, share split, combination or other similar recapitalization within the Company. The Company recorded $220 thousand in stock-based compensation expense related to these fully-vested common stock grants for the year ended December 31, 2021 and the entire expense is included within Salaries, Wages, and Benefits expense on the

Consolidated Statement of Operations. The Company recorded no share-based compensation expense for
the year ended December 31, 2022, and had no
un-recognized
share-based compensation expense as December 31, 2022 and 2021.
Additionally, on February 22, 2021, the Company awarded a total of 43,500 shares of non-forfeitable
restricted common stock (“Restricted Stock”) to various employees and executives of the Company for their continued service to the Company. The Restricted Stock was valued at $956 thousand ($21.98 per share) and vests immediately when the following two conditions are deemed probable:
a)
 the closing of a Proposed Acquisition agreement requiring the listing of shares to the public on an exchange, and
b)
 recipients of the Restricted Stock grant must remain in continuous employment or service with the Company from the date of grant through the closing of the proposed acquisition (see Note 19,
Commitments and Contingencies — Business Combination Agreements — Surf Air Mobility
“
Proposed Acquisition
”). As there is both a required service-based condition and a specific performance condition that must be satisfied for the vesting of this Restricted Stock to occur, no stock-based compensation expense was recorded for the year ended December 31, 2022 and 2021 in accordance with ASC 718. As of December 31, 2022 and 2021, the total unrecognized stock-based compensation expense was $956 thousand related to all the unvested Restricted Stock.
The Company utilized an option valuation model to value its common stock and Restricted Stock grants, which was developed for use in estimating the fair value of the Company’s common stock under a certain SPAC scenario. Option valuation models require the input of highly complex and subjective variables, such as expected liquidation dates, discount rates, weighting of financing scenarios, weighted average cost of capital, and forecasted revenue and expense growth rates.